Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Land Use Rights, Net
For the year ended December 31,
(RMB in thousands)
Gross carrying amount	1,032,000
Accumulated amortization	(31,533)
Impairment	—
Net carrying amount	1,000,467

Schedule of Amortization Expenses For Future Periods

As of December 31, 2020, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,
(RMB in thousands)
2021	34,400
2022	34,400
2023	34,400
2024	34,400
2025	34,400
Thereafter	828,467
Total expected amortization expenses	1,000,467